Fair value measurements	12 Months Ended
Dec. 31, 2019
Fair value measurements
Fair value measurements
20.	Fair value measurements

Measured on recurring basis

The Group measured its financial assets including cash equivalents, term deposits, short-term investments, certain long-term investments and investment in convertible notes at fair value on a recurring basis as of December 31, 2018 and 2019. The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2018	2019
		RMB	RMB

Cash equivalents	Significant other observable inputs (Level 2)	1,069,646	2,302,860
Term deposits	Significant other observable inputs (Level 2)	—	70,000
Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	4,587,610	8,414,348
Long-term investments:
- Equity investments with readily determinable fair value	Quoted prices in active markets for identical assets (Level 1)	910,650	841,754
- Non-marketable investments held by an investment company within the Group or accounted for using fair value option	Significant unobservable inputs (Level 3)	182,600	90,151
Investment in convertible notes	Significant unobservable inputs (Level 3)	—	669,715

Cash equivalents and term deposits

The Group measures cash equivalents and term deposits at fair value based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally, there are no quoted prices in active markets for identical time deposits at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investments: Variable-rate financial instruments

The Group measures variable-rate financial instruments at fair value. As the variable-rate financial instruments represent investments in wealth management products with variable interest rates and principal non-guaranteed which were purchased from commercial banks and other financial institutions. To estimate the fair value of investments in variable-rate financial instruments, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques as Level 2 of fair value measurement.

Long-term investments and investment in convertible notes

Effective as of January 1, 2018, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through the consolidated statements of comprehensive income. There will no longer be an available-for-sale classification (changes in fair value previously reported in other comprehensive income) for equity securities.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The change in fair value losses of this type of investment for the years ended December 31, 2018 and 2019 were RMB157.4 million and RMB75.8 million, which were recorded in “investment income, net” in the Group’s consolidated statements of comprehensive income.

The Group estimated the fair value of non-marketable investments held by subsidiaries of the Group with the assistance from an independent third-party valuation firm. Based on the market approach, the Group determined the estimate of the fair value of non-marketable investments by using information including but not limited to liquidity factors and selection of the comparable companies. The Group classified the valuation techniques that use these significant unobservable inputs as Level 3 of fair value measurements. The Group recorded RMB18.1 million fair value gain and RMB136.7 million net fair value loss for the years ended December 31, 2018 and 2019 respectively, which were included in “investment income, net” in the Group’s consolidated statements of comprehensive income.

The Group accounted for the investment in convertible notes using the fair value option. The fair value measurements of convertible notes are based on significant inputs not observable in the market, and thus represent Level 3 measurement. See Note 15 for further information on the convertible notes.

The following are other financial instruments not measured at fair value in the consolidated balance sheets but for which the fair value is estimated for disclosure purposes.

Measured on non-recurring basis

The Group’s financial assets that are measured at fair value on a nonrecurring basis include equity investments under measurement alternative when observable price changes are identified, long-term investments, intangible assets and goodwill when they were determined to be impaired.

Long-term investments

The investments in Guazi were accounted for using measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018. In 2019, the fair value measurements of the investments are based on significant inputs not observable in the market, and thus represent Level 3 measurement. See Note 14 for further information regarding the investments in Guazi.

Intangible assets and goodwill

The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs used such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment and company-specific information.

Financial instruments not measured at fair value

Short-term receivables and payables

Accounts receivable and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Non-current assets and non-current liabilities

Non-current assets of receivables for rental deposits is a financial asset with carrying value that approximate fair value due to the impact of discounting is immaterial. Other liabilities, non-current portion is a financial liability with carrying value that approximate fair value due to the impact of discounting is immaterial.